CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 4,675,328	$ 4,451,256	$ 3,981,239
Investment in trading securities, at cost of $3,268,618 (December 31, 2020 - $1,977,477, December 31, 2019 - $923,009)	3,373,358	2,345,984	887,143
Receivables and other assets	103,204	100,605	177,441
Inventory	975,270	841,978	393,034
Total current assets	9,127,160	7,739,823	5,438,857
Restricted cash	296,322	296,322	296,322
Equipment, net	600,127	570,375	405,724
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	10,758,031	9,340,942	6,875,325
Current
Accounts payable and accrued liabilities	1,029,140	286,422	147,313
Warrant liability	0	0	137,313
Asset retirement obligation	93,343	140,397	158,914
Total current liabilities	1,122,483	426,819	443,540
Total liabilities	1,122,483	426,819	443,540
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,687,517 common shares (December 31, 2020 - 46,817,017 common shares, December 31, 2019 - 45,844,117 common shares)	46,688	46,817	45,844
Additional paid in capital	31,770,515	31,998,045	31,523,284
Shares in treasury	(13,294)	(4,857)	(9,430)
Accumulated deficit	(21,977,165)	(22,813,141)	(24,673,390)
Total Xtra-Gold Resources Corp. stockholders' equity	9,826,744	9,226,864	6,886,308
Non-controlling interest	(191,196)	(312,741)	(454,523)
Total equity	9,635,548	8,914,123	6,431,785
TOTAL LIABILITIES AND EQUITY	$ 10,758,031	$ 9,340,942	$ 6,875,325